Non-current assets - Financial assets (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of non-current assets - financial assets

	Consolidated
	2018	2017
	A$’000	A$’000

Listed ordinary shares - available-for-sale	3,680	22
Unlisted shares and options - FVTPL	655	—

	4,335	22